36 Related Party Transactions (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of transactions between related parties [line items]
Amount endorsement	R$ 106,358
Matrincha Transmissora [Member]
Disclosure of transactions between related parties [line items]
Final maturity	Sep. 30, 2020
Amount insured	R$ 90,000
Endorsement percent, Copel GeT	49.00%
Amount endorsement	R$ 44,100
Guaraciaba Transmissora [Member]
Disclosure of transactions between related parties [line items]
Final maturity	Apr. 30, 2020
Amount insured	R$ 47,000
Endorsement percent, Copel GeT	49.00%
Amount endorsement	R$ 23,030
Mata de Santa Genebra [Member]
Disclosure of transactions between related parties [line items]
Final maturity	May 31, 2020
Amount insured	R$ 78,300
Endorsement percent, Copel GeT	50.10%
Amount endorsement	R$ 39,228